RECENT ACCOUNTING PRONOUNCEMENTS - Condensed Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress	$ 71,339	$ 59,437	$ 17,951
Current assets	6,526	5,359	3,084
Other current liabilities	(7,545)	(3,904)
Accrued expenses	75,745	37,031	38,208
Retained deficit	$ (155,146)	(295,118)	(289,134)
Adjustments for ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress		(31,850)		$ (20,303)
Current assets		5,410		3,071
Accrued expenses		(959)		(601)
Retained deficit		(25,481)	$ (16,600)	(16,631)
Balance without ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress		91,287		38,254
Current assets				13
Other current liabilities		(51)
Accrued expenses		37,990		38,809
Retained deficit		$ (269,637)		$ (272,503)